Arbitrage Fund	Portfolio of Investments
August 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 95.20%
Apparel - 0.48%
Skechers USA, Inc., Class A(a)(b)	259,875	$4,259,351

Biotechnology - 1.97%
AtaiBeckley, Inc.(a)	1,214,390	8,913,623
Crinetics Pharmaceuticals, Inc.(a)(c)	100,400	8,528,980
		17,442,603
Chemicals - 1.13%
Element Solutions, Inc.(d)	280,855	9,981,587

Commercial Services - 4.46%
Intertek Group PLC	280,725	22,233,361
MarketAxess Holdings, Inc.(d)	106,434	17,309,362
		39,542,723
Cosmetics/Personal Care - 1.22%
Kenvue, Inc.	570,756	10,775,873

Diversified Financial Services - 3.25%
Schroders PLC	3,635,813	28,770,930

Electric - 9.77%
Dominion Energy, Inc.	582,049	38,421,054
TXNM Energy, Inc.(d)	835,506	48,133,501
		86,554,555
Electronics - 1.48%
Atkore, Inc.	140,189	13,134,308

Engineering & Construction - 1.50%
Bowman Consulting Group Ltd.(a)(d)	310,878	13,240,294

Entertainment - 4.57%
Caesars Entertainment, Inc.(a)(d)	1,362,703	40,472,279

Food - 2.48%
Tate & Lyle PLC	1,163,686	8,735,446
Utz Brands, Inc.(d)	930,110	13,207,562
		21,943,008
Healthcare - Products - 17.19%
Bio-Techne Corp.(d)	452,350	32,709,428
BioLife Solutions, Inc.(a)	560,140	20,764,390
Integer Holdings Corp.(a)	144,799	18,136,075
Lantheus Holdings, Inc.(a)(d)	107,605	10,863,801
Penumbra, Inc.(a)(d)	182,302	58,901,776
Varex Imaging Corp.(a)(d)	592,449	10,954,382
		152,329,852
Home Builders - 2.70%
Beazer Homes USA, Inc.(a)	721,793	23,949,092

Insurance - 3.27%
Accelerant Holdings, Class A(a)	890,012	17,559,937
Beazley PLC	473,000	8,312,672
Bowhead Specialty Holdings, Inc.(a)	93,482	3,133,516
		29,006,125

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 95.20% (Continued)
Internet - 4.40%
Delivery Hero SE(a)(e)	195,944	$8,359,698
Roku, Inc.(a)(d)	195,316	30,650,940
		39,010,638
Media - 8.67%
Endeavor Group Holdings, Inc., Class A(a)(b)	1,081,507	33,844,881
Warner Bros Discovery, Inc.(a)(c)	1,505,951	42,964,782
		76,809,663
Mining - 3.52%
Arcosa, Inc.(d)	214,827	31,214,363

Real Estate Investment Trusts - 3.90%
LXP Industrial Trust	425,169	25,812,010
Segro PLC	668,000	8,700,210
		34,512,220
Retail - 1.49%
MarineMax, Inc.(a)	252,812	13,191,730

Semiconductors - 5.06%
Silicon Laboratories, Inc.(a)(d)	204,740	44,848,297

Software - 7.80%
Aspen Technology, Inc.(a)(b)	53,275	1,152,183
DoubleVerify Holdings, Inc.(a)(d)	1,311,807	17,578,214
LiveRamp Holdings, Inc.(a)(c)(d)	1,101,458	41,546,996
Weave Communications, Inc.(a)	1,205,000	8,808,550
		69,085,943
Transportation - 4.89%
Norfolk Southern Corp.(d)	126,417	43,334,484

TOTAL COMMON STOCKS
(Cost $821,927,474)		843,409,918

RIGHTS(a) - 1.09%
Akero Therapeutics, Inc., CVR, Expires 6/30/2031(b)(f)	197,023	137,226
Apellis Pharmaceuticals, Inc., CVR, Expires 12/31/2031(b)(f)	199,800	6,174
Arcellx, Inc., CVR, Expires 12/31/2029(b)(f)	124,165	—
Avadel Pharmaceuticals PLC CVR, Expires 12/31/2028(b)(f)	957,437	645,983
Blueprint Medicines Corp. CVR, Expires 6/30/2032(b)(f)	56,349	28,806
Bristol-Myers Squibb Co. CVR(b)(f)	857,631	1,179,243
Centessa Pharmaceuticals PLC CVR, Expires 6/24/2031(b)(f)	572,200	1,455,333
Concert Pharmaceuticals, Inc., CVR, Expires 12/31/2029(b)(f)	1,669,338	861,045
Contra Abiomed, Inc., CVR, Expires 12/31/2029(b)(f)	163,650	261,840
Contra Albireo Pharma, Inc., CVR, Expires 12/31/2027(b)(f)	313,065	137,842
Contra Metsera, Inc., CVR, Expires 12/31/2031(b)(f)	164,636	870,398

Arbitrage Fund	Portfolio of Investments
August 31, 2026 (unaudited)

	Shares	Value
RIGHTS(a) - 1.09% (Continued)
Contra Resolute Forest Products, Inc., CVR(b)(f)	803,806	$1,255,223
Flexion Therapy CVR, Expires 12/31/2030(b)(f)	1,411,000	862,544
Hologic, Inc., CVR, Expires 2/7/2028(b)(f)	421,861	—
Icosavax, Inc., CVR, Expires 2/16/2031(b)(f)	802,494	316,504
Regulus Therapeutics, Inc., CVR, Expires 12/31/2034(b)(f)	500,000	649,250
TreeHouse Foods, Inc., CVR, Expires 2/11/2033(b)(f)	80,813	164,406
Verve Therapeutics, Inc., CVR, Expires 7/25/2035(b)(f)	660,593	462,019
Walgreens Boots Alliance, Inc., CVR(b)(f)	205,000	119,556
XOMA Royalty Corp. CVR(b)(f)	198,676	235,371

TOTAL RIGHTS
(Cost $9,424,561)		9,648,763

MUTUAL FUNDS(g) - 3.15%
Water Island Event-Driven Fund, Class I	2,088,887	27,949,301

TOTAL MUTUAL FUNDS
(Cost $18,653,756)		27,949,301

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.01%
Call Option Purchased - 0.00%(h)
Boston Scientific Corp.	09/2026	$50.00	$753,480	156	$17,160

TOTAL CALL OPTIONS PURCHASED
(Cost $24,936)					17,160

Put Options Purchased - 0.01%
Apogee Therapeutics, Inc.
	11/2026	90.00	1,958,660	145	0
	11/2026	95.00	337,700	25	0
	11/2026	100.00	1,404,832	104	104
Crinetics Pharmaceuticals, Inc.	09/2026	80.00	8,528,980	1,004	0
Forte Biosciences, Inc.	09/2026	55.00	10,909,483	1,417	0
LiveRamp Holdings, Inc.	11/2026	35.00	7,630,756	2,023	0
Organon & Co.	12/2026	11.00	11,574,912	8,412	42,060
Warner Bros Discovery, Inc.
	09/2026	21.00	1,623,357	569	0
	09/2026	22.00	33,434,307	11,719	0

TOTAL PUT OPTIONS PURCHASED
(Cost $1,078,385)					42,164

TOTAL PURCHASED OPTIONS
(Cost $1,103,321)					59,324

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 1.00%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	3.596	%(i)	4,425,316	$4,425,316
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.730	%(i)	4,425,316	4,425,316
				8,850,632
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,850,632)				8,850,632

Total Investments - 100.45%
(Cost $859,959,744)				889,917,938

Liabilities in Excess of Other Assets - (0.45)%(j)				(3,951,469)

NET ASSETS - 100.00%				$885,966,469

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2026, the total fair market value of these securities was $48,905,178, representing 5.52% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2026, the aggregate fair market value of those securities was $180,226,430, representing 20.34% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, these securities had a total value of $8,359,698 or 0.94% of net assets.
(f)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,648,763 or 1.09% of net assets.

Arbitrage Fund	Portfolio of Investments
August 31, 2026 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Akero Therapeutics, Inc., CVR, Expires 6/30/2031	12/10/2025	$128,065
Apellis Pharmaceuticals, Inc., CVR, Expires 12/31/2031	05/15/2026	5,994
Arcellx, Inc., CVR, Expires 12/31/2029	04/29/2026	8,691
Avadel Pharmaceuticals PLC CVR, Expires 12/31/2028	02/13/2026	612,760
Blueprint Medicines Corp. CVR, Expires 6/30/2032	07/21/2025	25,920
Bristol-Myers Squibb Co. CVR	11/23/2020	1,185,787
Centessa Pharmaceuticals PLC CVR, Expires 6/24/2031	06/25/2026	1,430,500
Concert Pharmaceuticals, Inc., CVR, Expires 12/31/2029	03/07/2023	617,655
Contra Abiomed, Inc., CVR, Expires 12/31/2029	12/21/2022	166,923
Contra Albireo Pharma, Inc., CVR, Expires 12/31/2027	03/03/2023	673,090
Contra Metsera, Inc., CVR, Expires 12/31/2031	11/14/2025	806,716
Contra Resolute Forest Products, Inc., CVR	03/01/2023	1,141,404
Flexion Therapy CVR, Expires 12/31/2030	11/22/2021	874,820
Hologic, Inc., CVR, Expires 2/7/2028	04/08/2026	4,219
Icosavax, Inc., CVR, Expires 2/16/2031	02/21/2024	248,773
Regulus Therapeutics, Inc., CVR, Expires 12/31/2034	06/26/2025	580,000
TreeHouse Foods, Inc., CVR, Expires 2/11/2033	02/11/2026	155,969
Verve Therapeutics, Inc., CVR, Expires 7/25/2035	07/28/2025	416,174
Walgreens Boots Alliance, Inc., CVR	08/29/2025	108,650
XOMA Royalty Corp. CVR	07/15/2026	232,451
Total		$9,424,561

(g)	Affiliated investment.
(h)	Less than 0.005% of net assets.
(i)	Rate shown is the 7-day effective yield as of August 31, 2026.
(j)	Includes cash held as collateral for short sales.

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (3.41%)
Healthcare - Products - (2.68%)
Boston Scientific Corp.	(188,756)	$(9,116,915)
Repligen Corp.	(80,772)	(14,618,116)
		(23,735,031)
Real Estate Investment Trusts - (0.73%)
Prologis, Inc.	(46,092)	(6,449,193)

TOTAL SECURITIES SOLD SHORT
(Proceeds $30,038,170)		$(30,184,224)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Fox Corp.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	10/30/2026	$—	$—	$336,369	USD	13,070,653	$336,369
Morgan Stanley & Co./ Upon Termination	Kimberly-Clark Corp.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	10/30/2026	—	—	103,423	USD	9,094,599	103,423
Morgan Stanley & Co./ Upon Termination	NextEra Energy, Inc.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	10/30/2026	—	—	1,579,720	USD	40,825,617	1,579,720
						$2,019,512			$2,019,512

Arbitrage Fund	Portfolio of Investments
August 31, 2026 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	10/30/2026	$—	$—	$(7,413,957)	USD	29,949,378	$(7,413,957)

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	327,300	USD	375,841	Morgan Stanley & Co.	09/15/2026	$4,527

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	8,689,836	EUR	7,581,100	Morgan Stanley & Co.	09/15/2026	$(120,482)
USD	71,200,921	GBP	53,471,600	Morgan Stanley & Co.	09/15/2026	(1,253,564)
						$(1,374,046)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	88.63%
United Kingdom	8.83%
Cayman Islands	1.98%
Germany	0.94%
Ireland	0.07%
Liabilities in Excess of Other Assets	(0.45)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CVR - Contingent Value Rights
EUR - Euro
GBP - British pound
Ltd. - Limited
PLC - Public Limited Company
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States
USD - United States Dollar

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 82.36%
Aerospace & Defense - 0.73%
Boeing Co.(a)	1,800	$374,004

Airlines - 0.79%
Alaska Air Group, Inc.(a)	2,000	82,660
SkyWest, Inc.(a)	1,200	113,592
Southwest Airlines Co.	2,000	77,060
United Airlines Holdings, Inc.(a)	1,200	129,588
		402,900
Apparel - 3.88%
Birkenstock Holding PLC(a)	29,000	1,012,390
Skechers USA, Inc., Class A(a)(b)	39,204	642,554
VF Corp.	24,000	322,560
		1,977,504
Biotechnology - 4.86%
Apogee Therapeutics, Inc.(a)(c)	5,486	741,049
AtaiBeckley, Inc.(a)	71,870	527,526
Aura Biosciences, Inc.(a)(d)	44,000	315,920
Crinetics Pharmaceuticals, Inc.(a)(c)	5,900	501,205
Viking Therapeutics, Inc.(a)(d)	12,000	393,360
		2,479,060
Chemicals - 2.23%
Element Solutions, Inc.(d)	31,342	1,113,895
Solstice Advanced Materials, Inc.(c)	400	25,356
		1,139,251
Commercial Services - 3.02%
Intertek Group PLC	6,571	520,422
MarketAxess Holdings, Inc.(d)	6,258	1,017,738
		1,538,160
Cosmetics/Personal Care - 0.74%
Kenvue, Inc.(d)	20,045	378,450

Diversified Financial Services - 2.50%
Schroders PLC	161,069	1,274,572

Electric - 5.10%
Dominion Energy, Inc.(d)	7,524	496,659
TXNM Energy, Inc.(d)	36,547	2,105,473
		2,602,132
Electronics - 1.01%
Atkore, Inc.	5,492	514,545

Engineering & Construction - 1.54%
Bowman Consulting Group Ltd.(a)(d)	18,471	786,680

Entertainment - 4.30%
Caesars Entertainment, Inc.(a)(d)	62,299	1,850,280

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 82.36% (Continued)
Entertainment - 4.30% (Continued)
Cineplex, Inc.(a)	40,000	$344,601
		2,194,881
Food - 1.01%
Utz Brands, Inc.	36,190	513,898

Healthcare - Products - 10.91%
Bio-Techne Corp.(d)	7,217	521,861
BioLife Solutions, Inc.(a)	33,092	1,226,720
Integer Holdings Corp.(a)	8,254	1,033,814
Lantheus Holdings, Inc.(a)(d)	5,005	505,305
Pacific Biosciences of California, Inc.(a)(d)	248,000	336,040
Penumbra, Inc.(a)	4,397	1,420,671
Varex Imaging Corp.(a)(d)	28,163	520,734
		5,565,145
Home Builders - 2.01%
Beazer Homes USA, Inc.(a)	30,909	1,025,561

Insurance - 3.41%
Accelerant Holdings, Class A(a)	52,649	1,038,765
Beazley PLC	29,387	516,458
Bowhead Specialty Holdings, Inc.(a)	5,507	184,594
		1,739,817
Internet - 3.13%
Delivery Hero SE(a)(e)	11,691	498,781
Roku, Inc.(a)(d)	6,975	1,094,587
		1,593,368
Media - 8.44%
Warner Bros Discovery, Inc.(a)(c)	62,800	1,791,684
Endeavor Group Holdings, Inc., Class A(a)(b)	66,527	2,081,908
EchoStar Corp., Class A(a)(d)	5,000	432,200
		4,305,792
Mining - 3.92%
Arcosa, Inc.(d)	6,948	1,009,544
Cameco Corp.	10,000	987,600
		1,997,144
Oil & Gas - 1.70%
EQT Corp.(d)	16,000	866,880

Pharmaceuticals - 2.01%
Bayer AG	18,000	1,025,323

Real Estate Investment Trusts - 1.40%
LXP Industrial Trust	8,416	510,935
Segro PLC	15,440	201,095
		712,030

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 82.36% (Continued)
Retail - 5.40%
Dick's Sporting Goods, Inc.(c)	12,000	$1,621,200
MarineMax, Inc.(a)	15,038	784,683
Penske Automotive Group, Inc.	1,600	346,544
		2,752,427
Semiconductors - 2.36%
Intel Corp.(a)(d)	5,000	447,550
Silicon Laboratories, Inc.(a)(d)	3,444	754,408
		1,201,958
Software - 3.87%
DoubleVerify Holdings, Inc.(a)(d)	39,429	528,348
LiveRamp Holdings, Inc.(a)	38,269	1,443,507
		1,971,855
Transportation - 2.09%
Norfolk Southern Corp.(d)	3,108	1,065,391

TOTAL COMMON STOCKS (Cost $40,869,807)		41,998,728

RIGHTS(a) - 0.90%
Akero Therapeutics, Inc., CVR, Expires 6/30/2031(b)(f)	16,553	11,529
Apellis Pharmaceuticals, Inc., CVR, Expires 12/31/2031(b)(f)	8,000	247
Arcellx, Inc., CVR, Expires 12/31/2029(b)(f)	10,933	—
Avadel Pharmaceuticals PLC CVR, Expires 12/31/2028(b)(f)	35,059	23,654
Bristol-Myers Squibb Co. CVR(b)(f)	67,803	93,229
Centessa Pharmaceuticals PLC CVR, Expires 6/24/2031(b)(f)	12,500	31,793
Concert Pharmaceuticals, Inc., CVR, Expires 12/31/2029(b)(f)	154,954	79,925
Contra Abiomed, Inc., CVR, Expires 12/31/2029(b)(f)	13,890	22,224
Contra Albireo Pharma, Inc., CVR, Expires 12/31/2027(b)(f)	34,047	14,991
Contra Metsera, Inc., CVR, Expires 12/31/2031(b)(f)	8,653	45,747
Contra Resolute Forest Products, Inc., CVR(b)(f)	68,936	107,651
Hologic, Inc., CVR, Expires 2/7/2028(b)(f)	29,603	—
TreeHouse Foods, Inc. CVR, Expires 2/11/2033(b)(f)	5,664	11,523
XOMA Royalty Corp. CVR(b)(f)	12,194	14,446

TOTAL RIGHTS (Cost $486,719)		456,959

	Maturity Date	Rate	Principal Amount	Value
BANK LOAN - 0.56%
Construction Materials - 0.56%
EMRLD Borrower LP, Term Loan B, Variable Rate, (1 mo. USD SOFR Plus 2.25%)	05/31/2030	5.936%	$284,563	$285,668

TOTAL BANK LOANS (Cost $285,812)				285,668

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 16.88%
Commercial Services - 1.42%
Clarivate Science Holdings Corp.(e)	07/01/2028	3.875%	$744,000	$724,393

Computers & Computer Services - 2.04%
NCR Atleos Corp.(e)	04/01/2029	9.500%	984,000	1,041,540

Food - 0.50%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(e)	08/15/2034	7.000%	252,000	254,279

Healthcare - Products - 1.59%
Bausch & Lomb Corp.(e)	10/01/2028	8.375%	790,000	810,366

Internet - 0.16%
Getty Images, Inc.(e)	02/21/2030	11.250%	109,000	80,106

Media - 5.04%
EchoStar Corp., 6.75% PIK until 05/30/27; then 6.75% Cash until Maturity	11/30/2030	6.750%	1,860,000	1,887,794
iHeartCommunications, Inc.(e)
	05/01/2029	9.125%	391,000	350,828
	08/15/2030	7.750%	398,000	332,330
				2,570,952
Oil & Gas - 0.44%
Valaris Ltd.(e)	04/30/2030	8.375%	217,000	225,636

Pharmaceuticals - 1.94%
Organon & Co./Organon Foreign Debt Co-Issuer BV(e)	04/30/2028	4.125%	997,000	987,030

Real Estate Investment Trusts - 1.53%
SBA Communications Corp.	02/01/2029	3.125%	815,000	778,969

Retail - 0.71%
Papa John's International, Inc.(e)	09/15/2029	3.875%	390,000	361,376

Semiconductors - 1.51%
Synaptics, Inc.(e)	06/15/2029	4.000%	783,000	771,914

TOTAL CORPORATE BONDS (Cost $8,673,267)				8,606,561

CONVERTIBLE CORPORATE BONDS - 1.30%
Computers & Computer Services - 1.30%
Rapid7, Inc.	03/15/2029	1.250%	768,000	660,839

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $707,952)				660,839

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2026 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.06%
Call Option Purchased - 0.00%(g)
Boston Scientific Corp.	09/2026	$50.00	$19,320	4	$440

TOTAL CALL OPTIONS PURCHASED (Cost $639)					440

Put Options Purchased - 0.06%
Apogee Therapeutics, Inc.
	11/2026	90.00	121,572	9	0
	11/2026	95.00	13,508	1	0
	11/2026	100.00	81,048	6	6
Crinetics Pharmaceuticals, Inc.	09/2026	80.00	501,205	59	0
Organon & Co.	12/2026	11.00	460,960	335	1,675
Warner Bros Discovery, Inc.
	09/2026	21.00	97,002	34	0
	09/2026	22.00	987,138	346	0
	10/2026	27.00	2,134,044	748	30,668

TOTAL PUT OPTIONS PURCHASED (Cost $171,300)					32,349

TOTAL PURCHASED OPTIONS (Cost $171,939)					32,789

Total Investments - 102.06% (Cost $51,195,496)					52,041,544

Liabilities in Excess of Other Assets - (2.06)%(h)					(1,049,810)

NET ASSETS - 100.00%					$50,991,734

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2026, the total fair market value of these securities was $3,181,421, representing 6.24% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At August 31, 2026, the aggregate fair market value of those securities was $11,109,114, representing 21.79% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, these securities had a total value of $6,438,579 or 12.63% of net assets.
(f)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $456,959 or 0.90% of net assets.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Akero Therapeutics, Inc., CVR, Expires 6/30/2031	12/10/2025	$10,759
Apellis Pharmaceuticals, Inc., CVR, Expires 12/31/2031	05/15/2026	240
Arcellx, Inc., CVR, Expires 12/31/2029	04/29/2026	765
Avadel Pharmaceuticals PLC CVR, Expires 12/31/2028	02/13/2026	22,438
Bristol-Myers Squibb Co. CVR	11/20/2020	110,781
Centessa Pharmaceuticals PLC CVR, Expires 6/24/2031	06/25/2026	31,250
Concert Pharmaceuticals, Inc., CVR, Expires 12/31/2029	03/07/2023	57,333
Contra Abiomed, Inc., CVR, Expires 12/31/2029	12/21/2022	14,168
Contra Albireo Pharma, Inc., CVR, Expires 12/31/2027	03/03/2023	73,201
Contra Metsera, Inc., CVR, Expires 12/31/2031	11/14/2025	42,400
Contra Resolute Forest Products, Inc., CVR	03/01/2023	97,889
Hologic, Inc., CVR, Expires 2/7/2028	04/08/2026	296
TreeHouse Foods, Inc. CVR, Expires 2/11/2033	02/11/2026	10,932
XOMA Royalty Corp. CVR	07/15/2026	14,267

Total		$486,719

(g)	Less than 0.005% of net assets.
(h)	Includes cash held as collateral for short sales.

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2026 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (2.85%)
Computers & Computer Services - (0.05%)
Rapid7, Inc.	(1,766)	$(23,770)

Healthcare - Products - (2.12%)
Boston Scientific Corp.	(4,553)	(219,910)
Repligen Corp.	(4,772)	(863,637)
		(1,083,547)
Media - (0.02%)
iHeartMedia, Inc., Class A	(2,985)	(8,119)

Real Estate Investment Trusts - (0.29%)
Prologis, Inc.	(1,065)	(149,015)

Semiconductors - (0.37%)
Advanced Micro Devices, Inc.	(400)	(188,288)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $1,465,927)		$(1,452,739)

EXCHANGE-TRADED FUNDS SOLD SHORT - (4.81%)

	Shares	Value
Equity Fund Sold Short - (4.81%)
State Street SPDR S&P 500 ETF Trust	(3,200)	(2,454,560)

TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $2,449,684)		$(2,454,560)

TOTAL SECURITIES SOLD SHORT (Proceeds $3,915,611)		$(3,907,299)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Dick's Sporting Goods, Inc.
	09/2026	$130.00	(108,080)	(8)	$(5,336)
	09/2026	135.00	(1,134,840)	(84)	(34,860)
	09/2026	140.00	(1,134,840)	(84)	(19,740)
Solstice Advanced Materials, Inc.
	09/2026	60.00	(253,560)	(40)	(18,520)
	09/2026	65.00	(253,560)	(40)	(7,400)

TOTAL WRITTEN CALL OPTIONS (Premiums received $89,701)					$(85,856)

Written Put Options
Advanced Micro Devices, Inc.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options (Continued)
	09/2026	$460.00	$(188,288)	(4)	$(2,160)
	09/2026	470.00	(188,288)	(4)	(3,760)
	09/2026	480.00	(188,288)	(4)	(6,240)
Warner Bros Discovery, Inc.
	10/2026	22.00	(68,472)	(24)	(960)
	10/2026	23.00	(2,111,220)	(740)	(11,840)
	10/2026	25.00	(684,720)	(240)	(4,800)

TOTAL WRITTEN PUT OPTIONS (Premiums received $96,842)					(29,760)

TOTAL WRITTEN OPTIONS (Premiums received $186,543)					$(115,616)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Fox Corp.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	10/30/2026	$—	$—	$12,012	USD	466,779	$12,012
Morgan Stanley & Co./ Upon Termination	NextEra Energy, Inc.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	10/30/2026	—	—	20,421	USD	527,741	20,421
						$32,433			$32,433

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Kimberly-Clark Corp.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	10/30/2026	$—	$—	$(342)	USD	314,954	$(342)
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	10/30/2026	—	—	(221,762)	USD	692,027	(221,762)
						$(222,104)			$(222,104)

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2026 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	380,300	USD	271,797	Morgan Stanley & Co.	09/15/2026	$2,768
USD	20,516	CAD	28,400	Morgan Stanley & Co.	09/15/2026	13
EUR	459,500	USD	525,597	Morgan Stanley & Co.	09/15/2026	8,408
USD	66,644	EUR	57,200	Morgan Stanley & Co.	09/15/2026	171
						$11,360

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	29,600	USD	21,453	Morgan Stanley & Co.	09/15/2026	$(83)
USD	613,809	CAD	856,700	Morgan Stanley & Co.	09/15/2026	(4,704)
EUR	29,100	USD	34,022	Morgan Stanley & Co.	09/15/2026	(203)
USD	2,000,658	EUR	1,739,600	Morgan Stanley & Co.	09/15/2026	(21,008)
USD	2,371,210	GBP	1,780,600	Morgan Stanley & Co.	09/15/2026	(41,518)
						$(67,516)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	85.36%
United Kingdom	4.99%
Canada	4.20%
Germany	2.99%
Cayman Islands	2.04%
Jersey	1.99%
Bermuda	0.44%
Ireland	0.05%
Liabilities in Excess of Other Assets	(2.06)%
100.00%

(a)          These percentages represent long positions only and are not net of short positions.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

Ltd. - Limited

PIK - Payment-in-kind

PLC - Public Limited Company

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SOFR - Secured Overnight Financing Rate

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2026 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 7.47%
Airlines - 1.98%
VistaJet Malta Finance PLC, 2025 Term Loan B(a)	04/01/2031	TBD	$3,500,000	$3,519,320

Construction Materials - 1.52%
EMRLD Borrower LP, Term Loan B, Variable Rate, (1 mo. USD SOFR Plus 2.25%)	05/31/2030	5.936%	2,700,362	2,710,853

Internet - 2.85%
Delivery Hero SE, 2024 USD Term Loan B(a)	12/12/2029	TBD	5,000,000	5,065,625

Transportation - 1.12%
Rand Parent LLC, 2025 Term Loan B, Variable Rate, (3 mo. USD SOFR Plus 3.00%)	03/18/2030	6.732%	1,984,887	1,995,744

TOTAL BANK LOANS
(Cost $13,343,297)				13,291,542

CORPORATE BONDS - 58.18%
Advertising - 2.42%
Clear Channel Outdoor Holdings, Inc.(b)
	04/15/2028	7.750%	1,000,000	1,000,000
	06/01/2029	7.500%	3,302,000	3,302,000
				4,302,000
Airlines - 1.15%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)(c)	06/01/2028	9.500%	2,000,000	2,042,150

Auto Manufacturers - 1.81%
New Flyer Holdings, Inc.(b)(c)	07/01/2030	9.250%	3,000,000	3,219,891

Commercial Services - 1.35%
Clarivate Science Holdings Corp.(b)(c)	07/01/2028	3.875%	2,473,000	2,407,826

Computers & Computer Services - 4.46%
NCR Atleos Corp.(b)(c)	04/01/2029	9.500%	6,557,000	6,940,427
Seagate Data Storage Technology Pte. Ltd.	12/01/2032	9.625%	900,000	990,531
				7,930,958
Electronics - 4.37%
Atkore, Inc.(b)	06/01/2031	4.250%	7,710,000	7,761,680

Engineering & Construction - 0.76%
Jacobs Engineering Group, Inc.(c)	08/18/2028	6.350%	1,321,000	1,355,724

Entertainment - 2.82%
Live Nation Entertainment, Inc.(b)	05/15/2027	6.500%	5,000,000	5,006,135

Food - 0.96%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(b)	08/15/2034	7.000%	1,684,000	1,699,227

Healthcare - Products - 1.90%
Bausch & Lomb Corp.(b)	10/01/2028	8.375%	3,296,000	3,380,971

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 58.18% (Continued)
Healthcare - Services - 1.13%
Surgery Center Holdings, Inc.(b)	04/15/2032	7.250%	$2,000,000	$2,011,328

Home Builders - 1.15%
Taylor Morrison Communities, Inc.(b)	11/15/2032	5.750%	2,000,000	2,043,993

Household Products - 3.44%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC(b)(c)
	01/15/2029	4.750%	3,687,000	3,607,558
	07/15/2030	6.625%	2,500,000	2,505,947
				6,113,505
Internet - 0.15%
Getty Images, Inc.(b)	02/21/2030	11.250%	364,000	267,512

Media - 7.50%
DISH DBS Corp.(b)(d)	12/01/2026	5.250%	1,702,636	1,696,677
EchoStar Corp., 6.75% PIK until 05/30/27; then 6.75% Cash until Maturity(c)	11/30/2030	6.750%	6,327,000	6,421,544
iHeartCommunications, Inc.(b)(c)
	05/01/2029	9.125%	1,313,000	1,178,101
	08/15/2030	7.750%	1,305,000	1,089,675
Nexstar Media, Inc.(b)(c)	11/01/2028	4.750%	3,000,000	2,955,788
				13,341,785
Oil & Gas - 1.69%
Valaris Ltd.(b)	04/30/2030	8.375%	1,453,000	1,510,828
Wildfire Intermediate Holdings LLC(b)(c)	10/15/2029	7.500%	1,449,000	1,501,919
				3,012,747
Oil & Gas Services - 2.50%
Helix Energy Solutions Group, Inc.(b)	03/01/2029	9.750%	4,250,000	4,451,879

Pharmaceuticals - 4.73%
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)(c)
	04/30/2028	4.125%	5,469,000	5,414,310
	04/30/2031	5.125%	3,000,000	2,997,863
				8,412,173
Real Estate Investment Trusts - 2.93%
SBA Communications Corp.(c)	02/01/2029	3.125%	5,459,000	5,217,658

Retail - 4.47%
Carvana Co., 14% PIK until 08/15/25; then 9% Cash until Maturity(b)(c)	06/01/2031	9.000%	5,000,000	5,513,185
Papa John's International, Inc.(b)(c)	09/15/2029	3.875%	2,621,000	2,428,629
				7,941,814
Semiconductors - 2.92%
Synaptics, Inc.(b)(c)	06/15/2029	4.000%	5,271,000	5,196,368

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2026 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 58.18% (Continued)
Telecommunications - 3.57%
Black Pearl Compute LLC(b)	02/15/2031	6.125%	$2,000,000	$2,001,106
Stingray Compute LLC(b)(c)	06/15/2031	6.000%	1,250,000	1,217,150
Windstream Services LLC/Windstream Escrow Finance Corp.(b)(c)	10/01/2031	8.250%	3,000,000	3,134,034
				6,352,290
TOTAL CORPORATE BONDS
(Cost $103,759,085)				103,469,614

CONVERTIBLE CORPORATE BONDS - 21.31%
Computers & Computer Services - 6.69%
Rapid7, Inc.(c)	03/15/2027	0.250%	5,500,000	5,342,150
Rapid7, Inc.	03/15/2029	1.250%	2,125,000	1,828,494
Zscaler, Inc.(e)	07/15/2028	3.700%	5,000,000	4,730,025
				11,900,669
Electric - 4.45%
TXNM Energy, Inc.	06/01/2054	5.750%	6,000,000	7,908,600

Internet - 5.01%
Etsy, Inc.(c)	09/01/2027	0.125%	5,000,000	4,750,000
Snap, Inc.(c)	05/01/2030	0.500%	5,000,000	4,160,000
				8,910,000
Real Estate - 2.45%
Redfin Corp.(c)	04/01/2027	0.500%	4,500,000	4,353,750

Software - 2.71%
Bentley Systems, Inc.(c)	07/01/2027	0.375%	5,000,000	4,815,500

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $38,120,981)				37,888,519

	Shares	Value
COMMON STOCK - 0.18%
Computers & Computer Services - 0.18%
Varonis Systems, Inc.(f)(g)	7,200	$315,144

TOTAL COMMON STOCKS
(Cost $343,224)		315,144

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

	Maturity Date	Rate	Shares	Value
PREFERRED STOCK - 2.32%
Internet - 2.32%
Alphabet, Inc., Series A	05/15/2029	6.250%	85,000	$4,119,100

TOTAL PREFERRED STOCKS
(Cost $4,265,379)				4,119,100

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(f) - 0.05%
Call Options Purchased - 0.05%
State Street SPDR S&P 500 ETF Trust
	09/2026	$800.00	$19,176,250	250	$5,250
	10/2026	795.00	19,176,250	250	82,250

TOTAL CALL OPTIONS PURCHASED
(Cost $216,861)					87,500

Put Options Purchased - 0.00%(h)
Varonis Systems, Inc.	12/2026	35.00	656,550	150	3,000

TOTAL PUT OPTIONS PURCHASED
(Cost $66,251)					3,000

TOTAL PURCHASED OPTIONS
(Cost $283,112)					90,500

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 17.08%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	3.596	%(i)	15,184,074	$15,184,074
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.730	%(i)	15,184,075	15,184,075
				30,368,149
TOTAL SHORT-TERM INVESTMENTS
(Cost $30,368,149)				30,368,149

Total Investments - 106.59%
(Cost $190,483,227)				189,542,568

Liabilities in Excess of Other Assets - (6.59)%(j)				(11,715,156)

NET ASSETS - 100.00%				$177,827,412

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2026 (unaudited)

Portfolio Footnotes

(a)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, these securities had a total value of $89,484,157 or 50.32% of net assets.
(c)	Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2026, the aggregate fair market value of those securities was $72,210,782, representing 40.61% of net assets.
(d)	Security in default on interest payments.
(e)	Represents a zero coupon bond. Interest rate presented is yield to maturity.
(f)	Non-income-producing security.
(g)	Underlying security for a written/purchased call/put option.
(h)	Less than 0.005% of net assets.
(i)	Rate shown is the 7-day effective yield as of August 31, 2026.
(j)	Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (5.17%)
Computers & Computer Services - (0.25%)
Rapid7, Inc.	(6,087)	$(81,931)
Zscaler, Inc.	(1,940)	(365,467)
		(447,398)
Electric - (3.46%)
TXNM Energy, Inc.	(106,700)	(6,146,987)

Healthcare - Services - (0.00%)(a)
Surgery Partners, Inc.	(500)	(6,945)

Internet - (1.05%)
Alphabet, Inc., Class A	(4,400)	(1,493,140)
Snap, Inc., Class A	(66,400)	(368,520)
		(1,861,660)
Media - (0.01%)
iHeartMedia, Inc., Class A	(9,788)	(26,623)

Pharmaceuticals - (0.35%)
Organon & Co.	(45,000)	(619,200)

Software - (0.05%)
Bentley Systems, Inc., Class B	(2,500)	(91,875)

TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $9,287,739)		(9,200,688)

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE-TRADED FUNDS SOLD SHORT - (4.93%)
Equity Funds Sold Short - (4.93%)
iShares iBoxx USD High Yield Corporate Bond ETF	(50,000)	$(3,990,500)
iShares iBoxx USD Investment Grade Corporate Bond ETF	(45,000)	(4,779,450)
		(8,769,950)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT
(Proceeds $8,780,959)		(8,769,950)

U.S. TREASURY & GOVERNMENT AGENCIES SOLD SHORT - (1.27%)

	Maturity Date	Rate	Principal Amount	Value
Sovereign - (1.27%)
U.S. Treasury Notes	06/30/2031	4.125%	$(2,286,000)	$(2,249,389)

TOTAL U.S. TREASURY & GOVERNMENT AGENCIES SOLD SHORT
(Proceeds $2,282,013)				(2,249,389)

TOTAL SECURITIES SOLD SHORT
(Proceeds $20,350,711)				$(20,220,027)

(a)	Less than 0.005% of net assets.

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Alphabet, Inc.	09/2026	$350.00	$(339,350)	(10)	$(3,900)
Zscaler, Inc.	09/2026	200.00	(169,547)	(9)	(8,622)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $16,363)					(12,522)

TOTAL WRITTEN OPTIONS
(Premiums received $16,363)					$(12,522)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	iShares iBoxx High Yield Corporate Bond ETF	Received 1 Month-Federal Funds Rate Minus 98bps (2.650%)	10/30/2026	$—	$—	$94,009	USD	1,854,000	$94,009

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2026 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	SPDR Bloomberg High Yield Bond ETF	Received 1 Month-Federal Funds Rate Minus 73bps (2.900%)	10/30/2026	—	—	92,411	USD	1,251,695	92,411
						$186,420			$186,420

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	102.13%
Canada	1.90%
Malta	1.15%
Bermuda	0.85%
Singapore	0.56%
Liabilities in Excess of Other Assets	(6.59)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
BV - Besloten Vennootschap is the Dutch term for private limited liability company.
ETF - Exchange-Traded Fund
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment-in-kind
PLC - Public Limited Company
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States
SOFR - Secured Overnight Financing Rate
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt
USD - United States Dollar